7 Trade accounts receivable (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Trade Accounts Receivable
Balance of provision at the beginning of the year		R$ (229,323)	[1]	R$ (233,625)
Provision in the year		(65,571)		(59,885)
Reversal in the year		28,563		45,501
Write-offs		93,324		18,686
Balance of provision at the end of the year	[1]	R$ (173,007)		R$ (229,323)

[1]	Company's expected credit losses are determined based on the following stages: Stage 1 - in this stage, expected credit losses are calculated based on the actual experience of credit loss (write-off) over the last five years, segregating customers in accordance with their Operating Risk. Stage 2 - when there is deterioration in the credit risk, the Company considers receivables that were renegotiated and that could be collected in court, regardless of their maturity. Stage 3 - includes financial assets that have objective evidence of impairment; the trigger for evidence of impairment is the delay, without previous clarification, of more than 180 days.